united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23705

Atlas U.S. Tactical Income Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Pedro Gonzalez

Buchanan Office Center, Road 165 No. 40, Suite 201, Guaynabo, PR 00968

(Name and address of agent for service)

Registrant’s telephone number, including area code:	855-969-8440

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Atlas U.S. Tactical Income Fund - Class A (ATLAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.atlas-am.com/investments-us-tactical-income-eng. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$234	4.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

                                              Costs of $10,000 investment                               Costs paid as percentage of a $10,000 investment

                                             (excluding interest expense)                                                    (excluding interest expense)

          Class A                                         $68                                                                                                  1.35%*

*Annualized

Fund Statistics

Table Summary
Net Assets	$77,142,205
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$255,000
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	9.0%
Corporate Bonds	33.6%
U.S. Government & Agencies	57.4%

What did the Fund invest in?

Portfolio Weighting (% of total investments)

MBS Passthrough
57.4%
Financials
40.4%
Technology
1.3%
Consumer Discretionary
0.5%
Communications
0.3%
Health Care
0.1%

Table Summary
Value	Value
Health Care	0.1%
Communications	0.3%
Consumer Discretionary	0.5%
Technology	1.3%
Financials	40.4%
MBS Passthrough	57.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	13.4%
Ginnie Mae II Pool, 5.500%, 10/20/52	9.5%
Morgan Stanley, Series F, 5.297%, 04/20/37	8.9%
Capital One Financial Corporation, 5.268%, 05/10/33	8.7%
JPMorgan Chase & Company, 5.717%, 09/14/33	7.9%
Ginnie Mae II Pool, 6.500%, 03/20/53	6.6%
Annaly Capital Management, Inc.	6.3%
AGNC Investment Corporation	5.8%
Bank of America Corporation, 3.846%, 03/08/37	5.5%
Ginnie Mae II Pool, 5.500%, 11/20/53	5.4%

Atlas U.S. Tactical Income Fund - Class A (ATLAX)

Semi-Annual Shareholder Report - March 31, 2026

Additional information is available on the Fund's website (https://www.atlas-am.com/investments-us-tactical-income-eng), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-ATLAX

Atlas U.S. Tactical Income Fund - Class C (ATLCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Atlas U.S. Tactical Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.atlas-am.com/investments-us-tactical-income-eng. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	5.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

                                              Costs of $10,000 investment                               Costs paid as percentage of a $10,000 investment

                                             (excluding interest expense)                                                    (excluding interest expense)

          Class C                                         $114                                                                                                  2.28%*

*Annualized

Fund Statistics

Table Summary
Net Assets	$77,142,205
Number of Portfolio Holdings	82
Advisory Fee (net of waivers)	$255,000
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	9.0%
Corporate Bonds	33.6%
U.S. Government & Agencies	57.4%

What did the Fund invest in?

Portfolio Weighting (% of total investments)

Table Summary
Value	Value
Health Care	0.1%
Communications	0.3%
Consumer Discretionary	0.5%
Technology	1.3%
Financials	40.4%
MBS Passthrough	57.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ginnie Mae II Pool, 6.000%, 06/20/53	13.4%
Ginnie Mae II Pool, 5.500%, 10/20/52	9.5%
Morgan Stanley, Series F, 5.297%, 04/20/37	8.9%
Capital One Financial Corporation, 5.268%, 05/10/33	8.7%
JPMorgan Chase & Company, 5.717%, 09/14/33	7.9%
Ginnie Mae II Pool, 6.500%, 03/20/53	6.6%
Annaly Capital Management, Inc.	6.3%
AGNC Investment Corporation	5.8%
Bank of America Corporation, 3.846%, 03/08/37	5.5%
Ginnie Mae II Pool, 5.500%, 11/20/53	5.4%

Atlas U.S. Tactical Income Fund - Class C (ATLCX)

Semi-Annual Shareholder Report - March 31, 2026

Additional information is available on the Fund's website (https://www.atlas-am.com/investments-us-tactical-income-eng), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-ATLCX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ATLAS U.S. TACTICAL INCOME FUND, INC.

SEMI-ANNUAL FINANCIAL STATEMENTS

and ADDITIONAL INFORMATION

March 31, 2026

ATLAS U.S. TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 16.0%
	APPAREL & TEXTILE PRODUCTS - 0.2%
3,059	NIKE, Inc., Class B	$161,576

	BIOTECH & PHARMA - 0.2%
1,614	Moderna, Inc.(a)	81,991
1,723	Novo Nordisk A/S - ADR	63,320
		145,311
	E-COMMERCE DISCRETIONARY - 0.6%
1,194	Amazon.com, Inc.(a)	248,674
2,858	JD.com, Inc. - ADR	84,511
92	MercadoLibre, Inc.(a)	159,070
		492,255
	HEALTH CARE FACILITIES & SERVICES - 0.1%
184	UnitedHealth Group, Inc.	49,789

	INTERNET MEDIA & SERVICES - 0.6%
602	Meta Platforms, Inc., Class A	344,422
910	Netflix, Inc.(a)	87,497
		431,919
	MORTGAGE FINANCE - 12.0%
442,390	AGNC Investment Corporation	4,437,172
229,351	Annaly Capital Management, Inc.	4,850,774
		9,287,946
	SEMICONDUCTORS - 0.1%
623	NVIDIA Corporation	108,651

	SOFTWARE - 1.9%
768	Adobe, Inc.(a)	186,685
185	Crowdstrike Holdings, Inc., Class A(a)	72,226
1,099	Microsoft Corporation	406,817
686	Okta, Inc.(a)	53,995
1,352	Oracle Corporation	198,893
482	Palo Alto Networks, Inc.(a)	77,274
1,428	Salesforce, Inc.	266,565
711	ServiceNow, Inc.(a)	74,335

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 16.0% (Continued)
	SOFTWARE - 1.9% (Continued)
957	Shopify, Inc., Class A(a)	$113,519
		1,450,309
	TECHNOLOGY HARDWARE - 0.1%
284	Apple, Inc.	72,076

	TECHNOLOGY SERVICES - 0.2%
2,116	Fiserv, Inc.(a)	118,073

	TRANSPORTATION & LOGISTICS - 0.0%(b)
305	United Parcel Service, Inc., Class B	30,006

	TOTAL COMMON STOCKS (Cost $15,395,952)	12,347,911

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 59.7%
	ASSET MANAGEMENT — 4.1%
3,000,000	Charles Schwab Corporation(c)	SOFRRATE + 2.500%	5.8530	05/19/34	3,152,864

	BANKING — 30.4%
2,400,000	Bank of America Corporation(c)	H15T5Y + 1.200%	2.4820	09/21/36	2,076,641
4,600,000	Bank of America Corporation(c)	H15T5Y + 2.000%	3.8460	03/08/37	4,263,243
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,359,327
1,000,000	Citigroup, Inc.(c)	SOFRRATE + 2.661%	6.1740	05/25/34	1,036,035
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,122,188
100,000	JPMorgan Chase & Company		4.2500	10/01/27	100,074
5,900,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.580%	5.7170	09/14/33	6,112,877
3,500,000	US Bancorp, Series BB(c)	SOFRRATE + 2.110%	4.9670	07/22/33	3,463,515
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,914,744
					23,448,644
	INSTITUTIONAL FINANCIAL SERVICES — 11.4%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,887,981

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 59.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 11.4% (Continued)
6,900,000	Morgan Stanley, Series F(c)	SOFRRATE + 2.620%	5.2970	04/20/37	$6,886,423
					8,774,404
	SPECIALTY FINANCE — 13.8%
4,000,000	American Express Company(c)	SOFRRATE + 2.255%	4.9890	05/26/33	3,981,295
6,725,000	Capital One Financial Corporation(c)	SOFRRATE + 2.370%	5.2680	05/10/33	6,716,825
					10,698,120
	TOTAL CORPORATE BONDS (Cost $45,809,863)				46,074,032

	U.S. GOVERNMENT & AGENCIES — 102.1%
	AGENCY FIXED RATE — 102.1%
1,493,498	Fannie Mae Pool(e)		5.5000	11/01/52	1,511,221
1,569,601	Fannie Mae Pool(e)		6.0000	05/01/54	1,602,629
708,089	Ginnie Mae I Pool		4.0000	01/15/46	687,499
669,378	Ginnie Mae I Pool		2.5000	08/15/49	582,522
523,400	Ginnie Mae I Pool		2.5000	09/15/49	455,483
1,021,867	Ginnie Mae I Pool		2.5000	12/15/49	889,261
2,254,630	Ginnie Mae I Pool(e)		6.0000	06/15/53	2,420,339
828,036	Ginnie Mae II Pool(e)		4.0000	09/20/47	776,121
743,595	Ginnie Mae II Pool		4.5000	02/20/48	719,812
286,161	Ginnie Mae II Pool		2.5000	03/20/50	248,492
4,386,967	Ginnie Mae II Pool(e)		2.5000	03/20/51	3,681,421
2,375,931	Ginnie Mae II Pool(e)		3.0000	07/20/51	2,122,281
594,948	Ginnie Mae II Pool		3.0000	07/20/51	531,441
3,537,582	Ginnie Mae II Pool(e)		3.0000	09/20/51	3,127,417
945,601	Ginnie Mae II Pool		2.0000	03/20/52	738,185
1,740,622	Ginnie Mae II Pool		3.0000	03/20/52	1,527,085
6,929,567	Ginnie Mae II Pool(e)		5.5000	10/20/52	7,301,217
1,078,010	Ginnie Mae II Pool(e)		6.0000	01/20/53	1,158,574
1,291,454	Ginnie Mae II Pool(e)		5.5000	02/20/53	1,360,715
1,580,296	Ginnie Mae II Pool(e)		6.0000	03/20/53	1,698,396
2,541,083	Ginnie Mae II Pool(e)		6.5000	03/20/53	2,789,959

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 102.1% (Continued)
	AGENCY FIXED RATE — 102.1% (Continued)
4,650,098	Ginnie Mae II Pool(e)	6.5000	03/20/53	$5,105,589
1,056,727	Ginnie Mae II Pool(e)	5.5000	04/20/53	1,113,407
1,712,054	Ginnie Mae II Pool(e)	5.5000	04/20/53	1,803,881
1,188,613	Ginnie Mae II Pool(e)	6.0000	04/20/53	1,277,447
1,620,521	Ginnie Mae II Pool(e)	5.0000	05/20/53	1,672,090
1,549,779	Ginnie Mae II Pool(e)	5.5000	05/20/53	1,632,899
986,606	Ginnie Mae II Pool(e)	5.5000	06/20/53	1,039,524
2,303,046	Ginnie Mae II Pool(e)	5.5000	06/20/53	2,426,570
1,642,002	Ginnie Mae II Pool(e)	5.5000	06/20/53	1,730,057
1,154,168	Ginnie Mae II Pool	6.0000	06/20/53	1,240,428
9,600,140	Ginnie Mae II Pool(e)	6.0000	06/20/53	10,317,588
958,645	Ginnie Mae II Pool	6.5000	06/20/53	1,052,548
359,334	Ginnie Mae II Pool	5.0000	07/20/53	370,769
1,070,259	Ginnie Mae II Pool(e)	5.5000	07/20/53	1,127,663
1,034,518	Ginnie Mae II Pool(e)	5.5000	07/20/53	1,090,006
976,980	Ginnie Mae II Pool	6.5000	09/20/53	1,072,678
4,107,718	Ginnie Mae II Pool(e)	5.5000	11/20/53	4,164,995
979,821	Ginnie Mae II Pool(e)	6.0000	11/20/53	1,053,052
129,704	Ginnie Mae II Pool	4.5000	02/20/54	130,771
1,000,888	Ginnie Mae II Pool	6.0000	09/20/54	1,075,701
2,333,018	Ginnie Mae II Pool(e)	5.5000	10/20/54	2,352,115
				78,779,848

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $76,877,167)			78,779,848

	TOTAL INVESTMENTS - 177.8% (Cost $138,082,982)			$137,201,791
	LIABILITIES IN EXCESS OF OTHER ASSETS - (77.8)%			(60,059,586)
	NET ASSETS - 100.0%			$77,142,205

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation
20	CBOT 5 Year US Treasury Note	07/01/2026	$2,163,594	$13,633

	TOTAL FUTURES CONTRACTS

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation
60	CBOT 10 Year US Treasury Note	06/22/2026	$6,662,813	$160,994

	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

REVERSE REPURCHASE AGREEMENTS

Principal Amount	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$(24,420,000)	StoneX	3/25/2026	3.9000	4/1/2026	$(24,420,000)
(21,120,000)	StoneX	3/24/2026	3.9000	4/21/2026	(21,120,000)
(17,000,000)	Atlas U.S. Government Money Market Fund	3/25/2026	3.9000	4/1/2026	(17,000,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $62,540,000)				$(62,540,000)

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2026. Bond converts to floating rate in the final year of the bond.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	This security has been pledged as collateral for securities sold under agreements to repurchase of $67,457,173.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.

Statement of Assets and Liabilities (Unaudited)

March 31, 2026

Assets:
Investments, at fair value (cost $138,082,982) - including $67,457,173 of securities held in a pledge account for repurchase agreements collateral	$137,201,791
Cash	178,174
Interest receivable	979,518
Deposits with broker for futures contracts	1,257,146
Dividend receivable	216,647
Prepaid expenses and other assets	66,392
Total Assets	139,899,668

Liabilities:
Reverse repurchase agreements (proceeds $62,540,000)	62,540,000
Distribution fees payable	90,858
Interest payable for reverse repurchase agreements	49,714
Payable to related parties	34,548
Variation margin on futures contracts	11,250
Accrued expenses and other liabilities	31,093
Total Liabilities	62,757,463
Net Assets	$77,142,205

Net assets:
Paid-in capital	$93,667,550
Accumulated losses	(16,525,345)
Total Net Assets	$77,142,205

Shares outstanding, $0.01 par value, 1,000,000,000 shares authorized
Class A Shares	7,796,456
Class C Shares	1,056,935
8,853,391
Class A Shares:
Net Assets	$67,956,281
Net assets and redemption price per share (a)	$8.72
Maximum offering price per share (maximum sales charge of 3.50%)	$9.04

Class C Shares:
Net Assets	$9,185,924
Net assets, offering price and redemption price per share (a)	$8.69

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.

Statement of Operations (Unaudited)

For the Six Months Ended March 31, 2026

Investment Income:
Interest	$3,246,302
Dividends	654,945
Less: foreign tax withholding	(65,536)
Total investment income	3,835,711

Expenses:
Interest and leverage related expenses	1,281,516
Investment advisory fees	450,842
Distribution fees:
Class A	85,212
Class C	46,691
Administration fee	39,342
Transfer agent fees	27,919
Fund accounting fees	20,921
Professional fees	20,195
Directors’ fees	14,959
Legal fees	12,520
Audit and accounting fees	11,468
Printing expenses	10,980
Custody fees	7,184
Insurance expense	4,239
Shareholder service fees	2,992
Other expenses	7,427
Total expenses	2,044,407
Less: Advisory fees voluntarily waived by Adviser	(195,842)
Net expenses	1,848,565
Net investment income	1,987,146

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(30,087)
Futures contracts	(57,879)
Net realized loss	(87,966)
Net change in unrealized appreciation (depreciation) on:
Investments	(898,674)
Futures contracts	204,158
Net change in unrealized depreciation	(694,516)

Net realized and unrealized loss on investments	(782,482)
Net increase in net assets from operations	$1,204,664

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.

Statements of Changes in Net Assets

	For The Six Months Ended March 31, 2026	For The Year Ended September 30, 2025
	(Unaudited)
From Operations:
Net investment income	$1,987,146	$3,553,983
Net realized gain (loss) on investments and futures contracts	(87,966)	1,044,743
Net change in unrealized depreciation on investments and futures contracts	(694,516)	(31,746)
Net increase in net assets from operations	1,204,664	4,566,980

Distributions to shareholders:
Distributable earnings
Class A	(1,691,538)	(3,060,566)
Class C	(192,946)	(403,061)
Return of capital
Class A	-	(52,523)
Class C	-	(8,017)
Distributions to shareholders:	(1,884,484)	(3,524,167)

From capital share transactions:
Shares sold
Class A	3,003,888	1,622,183
Class C	279,057	132,000

Shares issued in reinvestment of distributions
Class A	400,250	691,357
Class C	63,465	128,662

Shares redeemed
Class A	(1,444,509)	(6,870,279)
Class C	(365,907)	(2,104,339)
Net increase (decrease) in net assets from capital share transactions	1,936,244	(6,400,416)

Net Increase (Decrease) in Net Assets	1,256,424	(5,357,603)

Net Assets:
Beginning of Period	$75,885,781	$81,243,384
End of Period	$77,142,205	$75,885,781

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.

Statement of Cash Flows (Unaudited)

For the Six Months Ended March 31, 2026

Cash provided by operating activities
Net increase in net assets from operations	$1,204,664
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(2,644,093)
Proceeds from sales of investments	1,225,321
Proceeds from paydowns on investments	3,004,416
Accretion of discount on investments, net	(16,307)
Net realized gain on investments and futures contracts	26,349
Net change in unrealized (appreciation) depreciation on investments and futures contracts	898,674

Decrease (increase) in assets:
Interest receivable	12,932
Dividend receivable	(968)
Prepaid expenses and other assets	(64,436)
Increase (decrease) in liabilities:
Payable for securities purchased	(9,999)
Variation margin on futures contracts	9,844
Investment advisory fees payable	(60,000)
Distribution fees payable	13,200
Payable to related parties	10,100
Accrued expenses and other liabilities	(3,312)
Net cash provided by operating activities	3,606,385.00

Cash flows used in financing activities:
Proceeds from shares sold	3,282,945
Increase in borrowings of $0, net of repayments of $3,090,000	(3,090,000)
Interest payable on borrowings	25,570
Payment of shares redeemed	(1,810,416)
Distributions to shareholders	(1,420,769)
Net cash used in financing activities	(3,012,670)

Net increase in cash	593,715
Cash at beginning of period	841,605
Cash at end of period (includes deposits with broker)	$1,435,320

Cash	$178,174
Restricted Cash Held with Broker	1,257,146
Reconciliation to cash balance	$1,435,320

Supplemental disclosures:
Interest paid	$1,255,946

Non-Cash Financing Activities:
Dividends reinvested	$463,715

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period.

	Class A
	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of year/period	$8.79		$8.65	$7.55	$7.55	$10.39	$9.77

Income from investment operations:
Net investment income*	0.23		0.41	0.37	0.33	0.24	0.25
Net realized and unrealized gain (loss) from investment operations	(0.08)		0.14	1.12	0.06	(2.67)	0.79
	0.15		0.55	1.49	0.39	(2.43)	1.04
Less distributions:
Dividends from net investment income	(0.22)		(0.40)	(0.37)	(0.34)	(0.38)	(0.42)
Return of capital	-		(0.01)	(0.02)	(0.05)	(0.03)	-
Total distributions	(0.22)		(0.41)	(0.39)	(0.39)	(0.41)	(0.42)

Paid in capital from redemption fees*	-		-	0.00 ^	-	0.00 ^	0.00 ^

Net asset value, end of year/period	$8.72		$8.79 +	$8.65	$7.55	$7.55	$10.39

Total investment return based on net asset value per share**	1.68	%(a)	6.59%	20.17%	5.07%	(24.00)%	10.77%

Net assets, end of year/period (in thousands)	$67,956		$66,603	$70,239	$66,691	$66,340	$86,658

Ratios as a percentage of average net assets:
Expenses***:
before waiver	5.16	%(b)	5.95%	6.06%	5.62%	2.41%	1.90%
net of waiver	4.66	%(b)	5.64%	5.41%	4.72%	1.99%	1.58%
Net investment income	5.24	%(b)	4.82%	4.51%	4.18%	2.56%	2.45%

Portfolio turnover rate	1	%(a)	7%	21%	109%	139%	14%

*			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
**			Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees, total returns would have been lower.
***			Expenses excluding interest and leverage related expenses:

before waiver	1.85	%(b)	1.88%	1.77%	1.83%	1.73%	1.77%
net of waiver	1.35	%(b)	1.57%	1.12%	0.93%	1.31%	1.45%

+			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
^			Less than $0.01 per share.
(a)			Not annualized.
(b)			Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period.

	Class C
	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of year/period	$8.76		$8.63	$7.55	$7.55	$10.37	$9.75

Income from investment operations:
Net investment income*	0.19		0.33	0.31	0.28	0.17	0.17
Net realized and unrealized gain (loss) from investment operations	(0.08)		0.15	1.11	0.05	(2.67)	0.79
	0.11		0.48	1.42	0.33	(2.50)	0.96
Less distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.32)	(0.28)	(0.29)	(0.34)
Return of capital	-		(0.01)	(0.02)	(0.05)	(0.03)	-
Total distributions	(0.18)		(0.35)	(0.34)	(0.33)	(0.32)	(0.34)

Paid in capital from redemption fees*	-		-	0.00 ^	-	0.00 ^	0.00 ^

Net asset value, end of year/period	$8.69		$8.76 +	$8.63	$7.55	$7.55	$10.37

Total investment return based on net asset value per share**	1.27	%(a)	5.82%	19.23%	4.19%	(24.56)%	9.89%

Net assets, end of year/period (in thousands)	$9,186		$9,283	$11,005	$10,644	$11,137	$14,649

Ratios as a percentage of average net assets:
Expenses***:
before waiver	6.09	%(b)	6.70%	6.81%	6.36%	3.13%	2.64%
net of waiver	5.59	%(b)	6.39%	6.16%	5.49%	2.73%	2.32%
Net investment income	4.42	%(b)	4.06%	3.76%	3.40%	1.80%	1.68%

Portfolio turnover rate	1	%(a)	7%	21%	109%	139%	14%

*			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
**			Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the adviser not waived fees, total returns would have been lower.
***			Expenses excluding interest and leverage related expenses:

before waiver	2.78	%(b)	2.63%	2.51%	2.58%	2.46%	2.51%
net of waiver	2.28	%(b)	2.32%	1.86%	1.71%	2.06%	2.19%

+			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
^			Less than $0.01 per share.
(a)			Not annualized.
(b)			Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited)

March 31, 2026

Note 1 –	Organization and Significant Accounting Policies

Prior to June 17, 2021, the Atlas U.S. Tactical Income Fund, Inc. (the “Fund”) was a diversified, leveraged, open- end, redeemable at will, mutual fund investment company registered under the Puerto Rico Investment Companies Act of 2013 (the Act), as amended, and organized under the laws of the Commonwealth of Puerto Rico. The Fund was incorporated on April 16, 2015, and started operations on October 1, 2015. Since June 17, 2021, the Fund has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize total return, consistent with preservation of capital.

The Fund currently offers Class A and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Class C shares are offered at net asset value. The Fund charges a fee of 1% on redemptions of shares held for less than 60 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund:

Segment Reporting

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement

The Fund adopted FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Basis of Accounting

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 1 –	Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value

The net asset value (“NAV”) per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the assets value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Fair Value Measurements

The Fund follows the provisions of FASB ASC 820 – “Fair Value Measurements and Disclosures” for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Investment Transactions

Investment transactions are recorded on the trade date. Differences between cost and fair values are reflected as unrealized appreciation or depreciation on investments. The Fund uses the high-cost method for determining realized gains or losses on investments.

Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method.

Taxation

The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. As of September 30, 2026, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its Puerto Rico income taxes filed for the fiscal years 2021 to 2025, or expected to be filed in 2026.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a tax of 15%. Moreover, distribution of capital gain dividends, if any to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. The tax withholdings are effected at the time of payment of the corresponding dividend. Otherwise, tax distributions are subject to regular income tax. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 1 –	Organization and Significant Accounting Policies – (continued)

receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

REIT distributions – The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary. In addition, the Fund is exempt from United States income taxes, except for dividends received from United States sources, which are subject to a 10% United States withholding tax, if certain requirements are met. Dividend income is recorded net of taxes.

Shares Issues and Redemptions

In accordance with the terms of the Fund, a NAV per share is determined for each share class, as of the close of business on every business day for the purposes of issuance and redemption of the Fund’s shares. The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The Fund received $0 and $0 in redemption fees for the six months ended March 31, 2026, and the year ended September 30, 2025, respectively.

Dividends and Distributions to Shareholders

The Fund distributes income on a monthly basis. The Fund does not generally intend to distribute capital gains unless the Board of Directors of the Fund (the “Board”) determines that capital gains must be distributed to holders of shares in order to ensure advantageous tax treatment for the Fund or its shareholders.

Concentration of Credit Risk

The Fund is designated as a diversified fund which may not invest more than 5% of the Fund’s total assets in a single issuer with the exception of obligations guaranteed by the U.S. Government or one of its agencies nor invest more than 10% of the outstanding voting securities of an issuer and has at least 75% of the Fund’s assets invested in cash and cash equivalents, government securities, securities of other investment companies.

Financial instruments that potentially expose the Fund to certain concentrations of credit risk include cash in bank accounts. The cash deposits, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”).

Deposit accounts, including checking and savings accounts, money market deposit accounts and certificates of deposit are standardly insured up to $250,000 by the FDIC. The standard insurance coverage is per depositor, per insured bank. Cash deposits with counter parties for futures and options are uninsured. At September 30, 2025, the Fund had uninsured cash deposits fully related to broker deposits and variation funds for futures and options. The Fund has not experienced any losses on such accounts. As of March 31, 2026, the Fund held $178,174 in cash at U.S. Bank, N.A. The Fund held $1,257,146 at Interactive Brokers.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 1 –	Organization and Significant Accounting Policies – (continued)

Futures Contracts – The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. To manage interest rate risk, the Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit, in a segregated account, a specified amount of cash which is classified as “cash deposit” with broker in the accompanying Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by the Fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding as of March 31, 2026 are listed after the Fund’s Schedule of Investments.

Options Transactions – The Fund is subject to equity price and interest rate risks in the normal course of pursuing its investment objective and may purchase options to help hedge against risks.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. There were no options held at March 31, 2026.

The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2026, were as follows:

Derivative	Risk Type	Location of derivatives on Statement of Assets and Liabilities	Fair value of asset/liability derivatives
Futures contracts	Interest Rate	Variation margin on futures contracts	$(11,250)
		Total	$(11,250)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2026, were as follows:

Derivative	Risk Type	Location of gain (loss) on derivatives	Realized and unrealized gain (loss) on derivatives
Futures contracts	Interest Rate	Net realized loss on futures contracts	$(57,879)
		Total	$(57,879)

Futures Contracts	Interest Rate	Net change in unrealized appreciation on futures contracts	204,158
		Total	$204,158

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 2 –	Fair Value Measurements

The notional value of the derivative instruments outstanding as of March 31, 2026, as disclosed in the Schedule of Investments, and the realized gain and loss amounts and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2026, amounted to $2,644,093 and $1,225,321, respectively.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the primary exchange’s regular trading session on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond pursuant to fair valuation policies and procedures adopted by the Board if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. The Board has designated Atlas Asset Management LLC, the Fund’s adviser (the “Adviser”), as its valuation designee. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Open-end underlying funds are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund determines the fair value of its financial instruments based on the GAAP Fair Value Measurement framework, which establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 2 –	Fair Value Measurements (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2026, for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,347,911	$-	$-	$12,347,911
Corporate Bonds	-	46,074,032	-	46,074,032
U.S. Government & Agencies	-	78,779,848	-	78,779,848
Futures Contracts**	174,627	-	-	174,627
Total Assets	$12,522,538	$124,853,880	$-	$137,376,418
Liabilities
Reverse Repurchase Agreements	$-	$(62,540,000)	$-	$(62,540,000)
Total Liabilities	$-	$(62,540,000)	$-	$(62,540,000)

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.
**	Represents cumulative unrealized appreciation on futures contracts at March 31, 2026.

The following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

Equity Securities – Equity securities include common stock, exchange-traded funds and master limited partnerships. Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.

Exchange-Traded Funds (“ETFs”) – ETFs are priced continuously during normal trading hours in an active exchange market. The NAV of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

U.S. Government Agency Debentures, Mortgage-Backed and Instrumentalities – Fair value for these securities is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and quoted market prices for similar securities. Other U.S. Government debt securities are classified as Level 2.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 2 –	Fair Value Measurements (continued)

Corporate Bonds – The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Note 3 –	Management, Advisory, Distribution and Other Fees

Investment Advisory Fees

The Adviser provides investment advisory services to the Fund. The Adviser charges an investment advisory fee at an annual rate of 0.65% on the first $100 million, 0.60% on the next $200 million and 0.55% on assets exceeding $300 million on the Fund’s average daily gross assets. For the six months ended March 31, 2026, $450,842 of investment advisory fees was earned by the Adviser.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least January 31, 2027 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (ii) acquired fund fees and expenses; (ii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Directors, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.15% of the average daily gross assets of the Fund’s Class A shares and 1.90% of the average daily gross assets of the Fund’s Class C shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months ended March 31, 2026, the Adviser voluntarily waived fees of $195,842 which is not subject to recapture by the Adviser.

Distribution (12b-1) Fees

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The distribution fee amounts to an annual rate of 0.25% and 1.00% of the Class A and Class C shares, respectively, computed on the Fund’s average daily net assets. For the six months ended March 31, 2026, the Fund paid distribution fees equal to $85,212 for Class A and $46,691 for Class C. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended March 31, 2026, the Distributor received $89,553 in underwriting commissions for sales of Class A shares, of which $7,523 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as noted below.

Other Fees

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Fund’s agreement with UFS, UFS pays for certain operating expenses of the Fund.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 3 –	Management, Advisory, Distribution and Other Fees (continued)

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the six months ended March 31, 2026, the independent directors received $14,959 in fees.

Note 4 –	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed statutorily or by regulation, while others are by procedures established by the Board. The most significant requirements and limitations are discussed below.

The Fund is prohibited from investing in direct or indirect obligations issued by the Commonwealth of Puerto Rico or any of its instrumentalities or any security deemed illiquid by the Adviser.

Normally, at least 20% of the Fund’s assets must be invested solely in securities issued by Government National Mortgage Association (“GNMA” or “Ginnie Mae”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) representing an interest in or guaranteed by mortgages on real property located in Puerto Rico.

Note 5 –	Share Transactions

The Fund is authorized to issue 1,000,000,000 shares of Class A and Class C shares of common stock with $0.01 par value per share. Transactions in shares during the six months ended March 31, 2026, and the year ended September 30, 2025, were as follows:

March 31, 2026

	Shares
	Class A	Class C
Shares sold	335,740	31,182
Shares issued in reinvestment of distributions	45,019	7,161
Shares redeemed	(162,837)	(41,223)

Net decrease	217,922	(2,880)

Shares outstanding
Beginning of year	7,578,534	1,059,815
End of year	7,796,456	1,056,935

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 5 –	Share Transactions (continued)

September 30, 2025

	Shares
	Class A	Class C
Shares sold	190,052	15,611
Shares issued in reinvestment of distributions	81,588	15,233
Shares redeemed	(815,309)	(245,968)

Net decrease	(543,669)	(215,124)

Shares outstanding
Beginning of year	8,122,203	1,274,939
End of year	7,578,534	1,059,815

Note 6 –	Tax Information

The Fund is exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the Puerto Rico Internal Revenue Code of 2011, as amended.

The Fund is treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “U.S. Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the U.S. Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account, which, under the U.S. Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Note 7 –	Tax Components of Capital

The tax attributes of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024, were as follows:

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Ordinary Income	$(3,463,627)	$(3,463,618)
Return of Capital	(60,540)	(228,597)
Total	$(3,524,167)	$(3,692,215)

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 7 –	Tax Components of Capital - (continued)

The Fund’s net investment income and net realized gain (loss) on investments and futures contracts reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments and futures contracts for tax purposes. Permanent book and tax differences are primarily attributable to paydowns from mortgage-backed securities, as follows:

2025
Net investment income per statement of operations	$3,553,983
Reclassification of realized loss on securities’ paydown for tax purposes	(90,356)
Distributable net investment income for tax purposes	$3,463,627

Net realized gain on investments and derivatives per statement of operations	$1,044,743
Reclassification of realized loss on securities’ paydown for tax purposes	90,356
Net realized gain on investments and derivatives for tax purposes	$1,135,099

The accumulated net investment income and accumulated net realized gain on investments (tax basis) and derivatives, respectively, (for tax purposes) at September 30, 2025, were as follows:

2025
Undistributed net investment income, beginning of the year	$-
Net investment income for the year	3,463,627
Distributions	(3,463,627)
Accumulated net investment income, end of the year	$-

Accumulated net realized loss on investments and derivatives, beginning of the year	$(16,968,576)
Net realized gain on investment and derivatives for the year, tax basis	1,135,099
Distributions
Accumulated net realized loss on investments and derivatives,end of the year, tax basis	-
$(15,833,477)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investments for tax purposes	$138,082,982

Gross appreciation	2,805,285

Gross depreciation	(3,686,476)

Net appreciation (depreciation)	$(881,191)

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 8 –	Securities Sold Under Agreements to Repurchase

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The reverse repurchase agreements on the Statement of Assets and Liabilities are recorded at their contractual amount, which approximates their fair value based on Level 2 inputs in the fair value hierarchy.

At March 31, 2026, the Fund had outstanding $62,540,000 in securities sold under agreements to repurchase. Summarized information on such borrowing was as follows:

Weighted-average interest rate at end of the period	3.90%

Maximum aggregate balance outstanding at any time during the period	$66,880,000

Average balance outstanding during the period	$64,428,297

Weighted-average interest rate during the period	4.02%

At March 31, 2026, the interest rates on three outstanding agreements with maturities up to April 21, 2026 was 3.90%.

At March 31, 2026, investment securities amounting to $67,457,173 were pledged as collateral for securities sold under agreements to repurchase, limited to the reverse repurchase balance. The counterparties under such agreements to repurchase have the right to sell or repledge the investment securities. Interest payable on securities sold under agreements to repurchase amounted to $49,714 at March 31, 2026. The interest expense for the six months ended March 31, 2026, was $1,281,516.

No trades were executed by any affiliate of the Adviser.

Note 9 –	Risks and Uncertainties

Leverage Risk. The use of leverage by the Fund creates an opportunity for increased net income, but at the same time, creates special risks. Because, under normal market conditions, obligations with longer-term or medium-term maturities produce higher yields than short-term obligations, the Adviser believes that the spread inherent in the difference between the short-term rates paid by the Fund in the course of leveraging and the longer-term rates received by the Fund from securities purchased with the proceeds of such leverage will provide holders of the shares with a potentially higher yield. Investors should note, however, that leverage creates certain risks for shareholders, including higher volatility in the NAV and market value of the shares as well as in the dividend rate paid by the Fund on the shares. Since any decline in the value of the Fund’s investment will be borne entirely by the shareholders, the effect of leverage in the declining market would result in a greater decrease in NAV per share than if the Fund were not leveraged, which will result in a lower redemption price of the shares. The effect of leverage may cause a shareholder to lose all or a portion of its investment in the Fund.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 9 –	Risks and Uncertainties (continued)

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Note 10 –	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed statutorily or by regulation while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below. In accordance with the requirements of the Puerto Rico Investment Companies Act and rulings issued by the Office of the Commissioner of Financial Institutions (“OCFI”), the Fund is required to invest at least 20% of the Fund’s total assets in Puerto Rico Assets (the “20% investment requirement”). The balance of the Fund’s assets is invested in U.S. debt and other fixed-income obligations. The Fund continues to be required to invest at least 90% of its assets in securities that are rated, at the time of purchase, within the highest rating category by one or more nationally recognized statistical rating organizations or are deemed of comparable quality by the Adviser. The OCFI granted a waiver that permits the Fund to maintain PR assets acquired prior to the effective date of the change in investment policy. Therefore, the Fund will gradually achieve the approved investment policy and applicable compliance ratios with the gradual disposal of assets as market and economic conditions permit.

The Fund’s investment objective and fundamental policies may not be changed without the vote of a majority of the Fund’s outstanding shares of common stock and the consent of OCFI. All other investment policies and limitations, however, subject to applicable Puerto Rico law, may be changed by the Board without the approval of either the Fund’s shareholders or OCFI. The Fund’s leverage, as measured by the ratio of total assets, may not exceed 33⅓%. Should this ratio be exceeded, the Fund is precluded from further leverage transactions until the maximum 33⅓% ratio is restored. The Fund may issue preferred stock, debt securities and other forms of leverage to the extent that immediately after their issuance the value of the Fund’s total assets less all the Fund’s liabilities and indebtedness which are not represented by preferred stock, debt securities, or other forms of leverage being issued or already outstanding is equal to or greater than 300% of the aggregate par value of all outstanding preferred stock (not including any accumulated dividends or other distributions attributable to such preferred stock) and the total amount outstanding of debt securities and other forms of leverage.

Note 11 –	Offsetting of Financial Assets and Derivative Assets and Liabilities

The Fund’s policy is to recognize a net asset or liability equal to the net unrealized appreciation (depreciation) of the repurchase agreements. The following table shows additional information regarding repurchase agreements and the offsetting of assets and liabilities at March 31, 2026.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 11 –	Offsetting of Financial Assets and Derivative Assets and Liabilities (continued)

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged(1)	Collateral Pledged/ (Received)	Net Amount
Reverse repurchase agreements	$62,540,000	$-	$62,540,000	$62,540,000	$-	$-

(1)	The amount is limited to the reverse repurchase balance and accordingly does not include excess collateral pledged.

Remaining Contractual maturity of the lending agreement

	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
US Government Agency Obligations	$-	$62,540,000	$-	$-	$62,540,000
Gross amount of unrecognized liabilities for reverse repurchase agreements					$62,540,000

Note 12 –	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Pershing LLC, an account holding shares for the benefit of others in nominee name, held approximately 79% of the voting securities for the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Fund.

Note 13 –	Commitments and Contingencies

The Fund indemnifies its officers and Directors for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Note 14 –	Cross Trades

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to the Atlas U.S. Government Money Market Fund, Inc. These procedures have been designed to ensure that any cross-trade of securities by the respective Funds from or to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross- trade is effected at the current market price to save costs where allowed. For the six months ended March 31, 2026, the Fund engaged in cross-trades. The cost of security purchases and the proceeds from the sale of securities for the six months ended March 31, 2026 amounted to $85,000,000 and $85,000,000, respectively for the Fund. There was no realized gain or loss from cross-trades for the six months ended March 31, 2026.

Atlas U.S. Tactical Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2026

Note 15 –	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Distributions: The Board declared the following distributions after March 31, 2026:

Class	Dividend Per Share	Record Date	Payable Date
A	$0.0371	4/28/26	4/30/26
C	$0.0298	4/28/26	4/30/26

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8440 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Atlas U.S. Tactical Income Fund, Inc.

ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Atlas U.S. Tactical Income Fund, Inc.

By (Signature and Title)	/s/ Paul Hopgood
Paul Hopgood, Principal Executive Officer/President

Date	5/27/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul Hopgood
Paul Hopgood, Principal Executive Officer/President

Date	5/27/26

By (Signature and Title)	/s/ Pedro Gonzalez
Pedro Gonzalez, Principal Financial Officer/Treasurer

Date	5/27/26